SCHEDULE OF INVESTMENTS

Ivy Global Equity Income Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada

Financials – 1.5%
Bank of Montreal	120	$9,118

Total Canada - 1.5%		$9,118

France

Energy – 2.3%
Total S.A.(A)	323	13,929

Financials – 2.3%
Axa S.A.	565	13,554

Health Care – 1.7%
Sanofi-Aventis	107	10,396

Industrials – 2.8%
Schneider Electric S.A.	119	17,163

Total France - 9.1%		$55,042

Germany

Communication Services – 1.5%
Deutsche Telekom AG, Registered Shares	506	9,237

Financials – 1.5%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	32	9,402

Industrials – 1.8%
Siemens AG	77	11,149

Utilities – 3.2%
E.ON AG	759	8,400
RWE Aktiengesellschaft	267	11,282

		19,682

Total Germany - 8.0%		$49,470

Hong Kong

Utilities – 1.4%
Guangdong Investment Ltd.	4,631	8,347

Total Hong Kong - 1.4%		$8,347

Indonesia

Financials – 1.8%
PT Bank Mandiri (Persero) Tbk	24,697	11,144

Total Indonesia - 1.8%		$11,144

Ireland

Materials – 1.3%
CRH plc	190	8,068

Total Ireland - 1.3%		$8,068

Italy

Utilities – 2.9%
ENEL S.p.A.	1,736	17,665

Total Italy - 2.9%		$17,665

Japan

Consumer Discretionary – 1.2%
Subaru Corp.	367	7,333

Financials – 3.8%
ORIX Corp.	863	13,277
Tokio Marine Holdings, Inc.	186	9,593

		22,870

Industrials – 1.6%
ITOCHU Corp.	332	9,534

Total Japan - 6.6%		$39,737

Macau

Consumer Discretionary – 1.9%
Sands China Ltd.	2,577	11,253

Total Macau - 1.9%		$11,253

Singapore

Financials – 1.8%
DBS Group Holdings Ltd.(A)	566	10,735

Total Singapore - 1.8%		$10,735

South Korea

Information Technology – 5.2%
Samsung Electronics Co. Ltd.	420	31,380

Total South Korea - 5.2%		$31,380

Switzerland

Financials – 1.6%
Zurich Financial Services, Registered Shares	24	9,907

Health Care – 2.2%
Roche Holdings AG, Genusscheine	39	13,668

Total Switzerland - 3.8%		$23,575

Taiwan

Information Technology – 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,613	30,514

Total Taiwan - 5.0%		$30,514

United Kingdom

Consumer Staples – 2.7%
Unilever plc	267	16,042

Financials – 1.4%
3i Group plc	524	8,296

Health Care – 4.1%
AstraZeneca plc	144	14,353
GlaxoSmithKline plc	551	10,082

		24,435

Materials – 1.6%
Anglo American plc	294	9,725

Total United Kingdom - 9.8%		$58,498

United States

Communication Services – 2.9%
Verizon Communications, Inc.	293	17,231

Consumer Discretionary – 1.3%
V.F. Corp.	93	7,976

Consumer Staples – 7.2%
Philip Morris International, Inc.	184	15,252
Procter & Gamble Co. (The)	145	20,165
Sysco Corp.	118	8,729

		44,146

Energy – 2.0%
ConocoPhillips	304	12,168

Financials – 7.3%
Citigroup, Inc.	267	16,432
KeyCorp	503	8,262
Morgan Stanley	294	20,155

		44,849

Health Care – 4.6%
Amgen, Inc.	61	14,053
CVS Caremark Corp.	207	14,152

		28,205

Industrials – 5.5%
Eaton Corp.	108	12,926
Lockheed Martin Corp.	28	10,003
Raytheon Technologies Corp.	145	10,390

		33,319

Information Technology – 2.3%
Cisco Systems, Inc.	311	13,931

Materials – 1.3%
Eastman Chemical Co.	78	7,805

Utilities – 3.3%
Exelon Corp.	273	11,515
Public Service Enterprise Group, Inc.	145	8,463

		19,978

Total United States - 37.7%		$229,608

TOTAL COMMON STOCKS – 97.8%		$594,154
(Cost: $475,051)

PREFERRED STOCKS

Germany

Consumer Discretionary – 1.6%
Volkswagen AG, 2.260%	51	9,560

Total Germany - 1.6%		$9,560

TOTAL PREFERRED STOCKS – 1.6%		$9,560
(Cost: $8,298)

SHORT-TERM SECURITIES

Money Market Funds(B) – 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	1,579	1,579

TOTAL SHORT-TERM SECURITIES – 0.3%		$1,579
(Cost: $1,579)

TOTAL INVESTMENT SECURITIES – 99.7%		$605,293
(Cost: $484,928)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,893

NET ASSETS – 100.0%		$607,186

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $14,066 are on loan.

(B) Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$17,231	$9,237	$—
Consumer Discretionary	7,976	18,586	—
Consumer Staples	44,146	16,042	—
Energy	12,168	13,929	—
Financials	53,967	85,908	—
Health Care	28,205	48,499	—
Industrials	33,319	37,846	—
Information Technology	13,931	61,894	—
Materials	7,805	17,793	—
Utilities	19,978	45,694	—
Total Common Stocks	$238,726	$355,428	$—
Preferred Stocks	—	9,560	—
Short-Term Securities	1,579	—	—
Total	$240,305	$364,988	$—

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$484,928

Gross unrealized appreciation	129,954
Gross unrealized depreciation	(9,589)

Net unrealized appreciation	$120,365